Shareholder Report, Holdings (Details) - Capital Group International Core Equity ETF	May 31, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.95%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.72%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Communications Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%